CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenues	$ 105,472
Cost of revenues	41,716
Gross profit	63,756
Operating expenses:
General and administrative expenses	32,006	1,353	29,740	345,356
Total operating expenses	32,006	1,353	29,740	345,356
(loss) income from operations	31,750	(1,353)	(29,740)	(345,356)
Interest income (expense), net	1
Bank charge	(2)
(loss) income before income taxes	31,749	(1,353)	(29,740)	(345,356)
Net (loss) income	31,749	(1,353)	(29,740)	(345,356)
Net (loss) income attributable to ordinary shareholders	$ 31,749	$ (1,353)	$ (29,740)	$ (345,356)
Net loss per ordinary share:
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average shares used in calculating net loss per ordinary share:
Basic and diluted	448,833,333	445,500,000	445,500,000	44,550,000